Tax - Summary of Tax on Items Charge to Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019
Income Taxes [Abstract]
Deferred tax (charge)/credit on remeasurement of retirement benefit plans	$ (19)	$ 44	$ 6
Total tax on items (charge)/credit to the Group statement of comprehensive income	$ (19)	$ 44	$ 6